Organization and Principal Activities (Tables)	12 Months Ended
Sep. 30, 2025
Organization and Principal Activities [Abstract]
Schedule of Group Reorganization and Details of the Subsidiary Companies	Upon the Group Reorganization and as at the date of this report, details of the subsidiary companies are as follows:

Name	Background	Ownership
Nifty Holdings	• A BVI company	100% directly owned by Majestic
• Incorporated on November 23, 2021
• A holding company
Multi Ridge	• A Hong Kong company	100% directly owned by Nifty Holdings
• Incorporated on October 11, 2013
• A holding company
New Brand	• A PRC limited liability company and a WFOE	100% directly owned by the Multi Ridge
• Incorporated on February 14, 2014
• Registered capital of $1,230,769 (RMB 8,000,000)
• Engaged in trading of yarns and finished garments